Vehicle Financing (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Vehicle Financing
Maturity period of floor plan arrangements outside the U.S. if not payable on demand	90 days
Weighted average interest rate on floor plan borrowings (as a percent)	1.90%	2.10%	1.80%